INTANGIBLE ASSETS, NET	9 Months Ended
Sep. 30, 2019
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8     INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of	As of
	December 31, 2018	September 30, 2019

Customer relationships	532,322	532,322
Favorable leases	49,500	—
Licenses	6,000	6,000
	587,822	538,322
Less: accumulated amortization	(105,330)	(143,826)
Intangible assets, net	482,492	394,496

Amortization of intangible assets was RMB37,673 and RMB43,444 for the nine-month periods ended September 30, 2018 and 2019, respectively.